Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2020-3

Collection Period	03/01/24-03/31/24
Determination Date	4/9/2024
Distribution Date	4/15/2024

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-228379-07.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$177,942,899.08
2.	Collections allocable to Principal		$12,724,974.81
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$352,859.59
5.	Pool Balance on the close of the last day of the related Collection Period		$164,865,064.68
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		26,269
7.	Initial Pool Balance		$1,358,148,893.81
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$0.00	$0.00
	c. Class A-2b Floating Rate Note Balance	$0.00	$0.00
	d. Class A-3 Note Balance	$0.00	$0.00
	e. Class A-4 Note Balance	$55,694,005.72	$42,616,171.32
	f. Class B Note Balance	$47,500,000.00	$47,500,000.00
	g. Class C Note Balance	$40,800,000.00	$40,800,000.00
	h. Class D Note Balance	$25,800,000.00	$25,800,000.00
	i. Note Balance (sum a - h)	$169,794,005.72	$156,716,171.32
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.0000000	0.0000000
	c. Class A-2b Floating Rate Note Pool Factor	0.0000000	0.0000000
	d. Class A-3 Note Pool Factor	0.0000000	0.0000000
	e. Class A-4 Note Pool Factor	0.4764243	0.3645524
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.1257733	0.1160861
10.	Overcollateralization Target Amount		$8,148,893.36
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$8,148,893.36
12.	Weighted Average Coupon		8.44%
13.	Weighted Average Original Term	months	68.08
14.	Weighted Average Remaining Term	months	20.41
15.	Applicable reference rate for the interest period ending 4/14/2024		N/A
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 4/14/2024		N/A
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$1,249,654.75
	b. Liquidation Proceeds allocable to Finance Charge		$2,371.24
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$1,252,025.99
18.	Principal:
	a. Collections allocable to Principal		$12,724,974.81
	b. Liquidation Proceeds allocable to Principal		$180,432.42
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$12,905,407.23
19.	Total Finance Charge and Principal Collections (17d + 18d)		$14,157,433.22
20.	Interest Income from Collection Account		$53,715.04
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$14,211,148.26

Available Funds
23.	Available Collections	$14,211,148.26
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$14,211,148.26
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$148,285.75
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$148,285.75
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$0.00
	i. Class A-2b Monthly Interest	$0.00
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$0.00
	m. Class A-3 Monthly Interest	$0.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	0.00
	q. Class A-4 Monthly Interest	$35,736.99
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$35,736.99
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$43,145.83
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$43,145.83
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$57,460.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$57,460.00
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$54,395.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$54,395.00

36.	Quaternary Principal Distributable Amount	$4,928,941.04
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$5,267,964.61
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$8,148,893.36
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$1,252,025.99
	b. Total Daily Deposits of Principal Collections	$12,905,407.23
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$53,715.04
	e. Total Deposits to Collection Account (sum a - d)	$14,211,148.26
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$148,285.75
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$13,268,572.22
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$794,290.29
	f. Total Withdrawals from Collection Account (sum a - e)	$14,211,148.26
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$0.00
	c. Class A-2b Interest Distribution	$0.00
	d. Class A-3 Interest Distribution	$0.00
	e. Class A-4 Interest Distribution	$35,736.99
	f. Class B Interest Distribution	$43,145.83
	g. Class C Interest Distribution	$57,460.00
	h. Class D Interest Distribution	$54,395.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$13,077,834.40
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$13,268,572.22
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$0.00
	c. Class A-2b Distribution	$0.00
	d. Class A-3 Distribution	$0.00
	e. Class A-4 Distribution	$13,113,571.39
	f. Class B Distribution	$43,145.83
	g. Class C Distribution	$57,460.00
	h. Class D Distribution	$54,395.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$13,268,572.22

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$794,290.29
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$794,290.29
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$13,581,488.94
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$13,581,488.94
51.	Investment Earnings	$60,190.31
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$13,641,679.25
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$60,190.31
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$13,581,488.94
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$148,285.75
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$13,268,572.22
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$794,290.29
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$60,190.31
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$0.00
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$0.00
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$13,113,571.39
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$43,145.83
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$57,460.00
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$54,395.00
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$794,290.29

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	538	$5,207,124.05
	b. 61 to 90 days past due	309	$3,197,285.69
	c. 91 to 120 days past due	54	$549,662.42
	d. 121 or more days past due	2	$19,200.31
	e. Total Past Due (sum a - d)	903	$8,973,272.47
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		5.4428%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	42	$352,859.59
77.	Recoveries	132	$182,803.66
78.	Net Losses (Ln 76 - Ln 77)		$170,055.93
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0956%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	2,432	$30,695,508.14
81.	Recoveries	1,995	$15,187,068.88
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$15,508,439.26
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		1.1419%
84.	Average Net Loss on Defaulted Receivables		$6,376.83

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$1,784,455.28
86.	Pool Balance on the close of the last day of the preceding Collection Period		$177,942,899.08
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		1.00%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 9, 2024.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer